Other operating income (Tables)	12 Months Ended
Dec. 31, 2023
Other operating income
Schedule of other operating income
	2023	2022	2021
	US $ in millions

Capital gain, net	10.9	42.7	8.7
Sundry	3.5	6.2	5.8
	14.4	48.9	14.5